Document And Entity Information	Nov. 12, 2021
Document Information [Line Items]
Entity, Registrant Name	WRAP TECHNOLOGIES, INC.
Document, Type	8-K
Document, Period End Date	Nov. 12, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-55838
Entity, Tax Identification Number	98-0551945
Entity, Address, Address Line One	1817 W 4th Street
Entity, Address, City or Town	Tempe
Entity, Address, State or Province	AZ
Entity, Address, Postal Zip Code	85281
City Area Code	800
Local Phone Number	583-2652
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001702924